Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	116,699	$ 42,364,071
Textron, Inc.	741,820	51,192,998

		93,557,069

Airlines - 1.5%
Southwest Airlines Co. (A)	754,106	38,097,435

Automobiles - 2.3%
General Motors Co. (A)	1,037,978	58,998,669

Banks - 10.1%
Bank of America Corp.	2,749,795	105,482,136
JPMorgan Chase & Co.	626,583	95,102,768
Wells Fargo & Co.	1,364,307	62,676,263

		263,261,167

Beverages - 2.3%
PepsiCo, Inc.	389,026	61,057,631

Biotechnology - 1.9%
AbbVie, Inc.	424,297	49,345,741

Building Products - 2.4%
Trane Technologies PLC	309,011	62,917,730

Capital Markets - 8.5%
BlackRock, Inc.	89,168	77,323,814
Charles Schwab Corp.	1,154,340	78,437,403
State Street Corp.	758,390	66,086,105

		221,847,322

Chemicals - 2.5%
Air Products & Chemicals, Inc.	227,259	66,139,187

Construction & Engineering - 1.9%
Quanta Services, Inc.	539,973	49,083,546

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	153,438	55,744,025

Electric Utilities - 3.6%
Duke Energy Corp.	385,959	40,568,150
Xcel Energy, Inc.	771,183	52,633,240

		93,201,390

Energy Equipment & Services - 1.5%
Schlumberger NV	1,369,898	39,494,159

Entertainment - 3.1%
Walt Disney Co. (A)	468,038	82,384,049

Equity Real Estate Investment Trusts - 4.2%
American Tower Corp.	199,744	56,487,603
Prologis, Inc.	419,522	53,715,597

		110,203,200

Food Products - 2.9%
Mondelez International, Inc., Class A	516,599	32,680,053
Tyson Foods, Inc., Class A	611,004	43,662,346

		76,342,399

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.9%
Medtronic PLC	581,795	$ 76,395,501

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	367,982	44,956,361
UnitedHealth Group, Inc.	228,937	94,372,410

		139,328,771

Insurance - 2.0%
Hartford Financial Services Group, Inc.	826,220	52,564,116

Interactive Media & Services - 3.9%
Alphabet, Inc., Class A (A)	38,115	102,702,011

IT Services - 2.7%
Global Payments, Inc.	366,248	70,836,026

Life Sciences Tools & Services - 3.0%
Thermo Fisher Scientific, Inc.	144,568	78,068,166

Machinery - 4.9%
Caterpillar, Inc.	285,912	59,112,306
Parker-Hannifin Corp.	220,787	68,892,168

		128,004,474

Media - 1.9%
Comcast Corp., Class A	843,737	49,637,048

Multiline Retail - 2.4%
Target Corp.	235,527	61,484,323

Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	632,642	64,409,282
ConocoPhillips	1,010,916	56,671,951

		121,081,233

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	849,330	57,644,027
Eli Lilly & Co.	220,845	53,775,758

		111,419,785

Semiconductors & Semiconductor Equipment - 1.8%
Micron Technology, Inc. (A)	618,168	47,957,473

Software - 1.9%
Microsoft Corp.	175,183	49,911,389

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	269,469	51,923,982

Total Common Stocks (Cost $2,117,445,526)		2,562,989,017

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.00% (B), dated 07/30/2021, to be repurchased at $49,311,756 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $50,298,090.	$ 49,311,756	49,311,756

Total Repurchase Agreement (Cost $49,311,756)		49,311,756

Total Investments (Cost $2,166,757,282)		2,612,300,773
Net Other Assets (Liabilities) - 0.1%		1,385,890

Net Assets - 100.0%		$ 2,613,686,663

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,562,989,017	$—	$—	$2,562,989,017
Repurchase Agreement	—	49,311,756	—	49,311,756

Total Investments	$2,562,989,017	$49,311,756	$—	$2,612,300,773

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3